Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, Litigation (Details)			1 Months Ended					24 Months Ended	62 Months Ended
	Feb. 13, 2017 USD ($)	Sep. 29, 2016	Jun. 30, 2016	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Nov. 30, 2014	Nov. 30, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jan. 19, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 01, 2016 USD ($)	Jun. 24, 2016 petition
Litigation [Abstract]
Accrual for various litigation matters											$ 4,800,000
Cleco Power [Member]
Litigation [Abstract]
Provision for rate refund				$ 2,696,000				$ 2,696,000	$ 2,696,000		3,974,000
LPSC 2014-2015 Fuel Audit [Member] | Cleco Power [Member]
Litigation [Abstract]
Fuel expenses included in audit								582,600,000
LPSC Nov2010-Dec2015 EAC audit [Member] | Cleco Power [Member]
Litigation [Abstract]
Environmental expenses included in audit									81,200,000
Number of petitions filed with the U.S. Court of Appeals | petition													6
Federal Energy Regulatory Commission [Member] | MISO Transmission Rates [Member]
Litigation [Abstract]
Public Utilities, Approved Return on Equity, Percentage		10.32%					12.38%
Public Utilities, Proposed Return on Equity, Percentage			9.70%	10.32%			6.68%
Public Utilities, Requested Rate Increase (Decrease), Percentage						0.50%
Federal Energy Regulatory Commission [Member] | Transmission return on equity [Member] | Cleco Power [Member]
Litigation [Abstract]
Provision for rate refund											$ 3,300,000
Maximum [Member] | LPSC Nov2010-Dec2015 EAC audit [Member] | Cleco Power [Member]
Litigation [Abstract]
Cost disallowance in audit, excluding interest												$ 100,000
Subsequent Event [Member] | LPSC 2014-2015 Fuel Audit [Member] | Cleco Power [Member]
Litigation [Abstract]
Cost disallowance in audit, excluding interest										$ 0
Subsequent Event [Member] | Federal Energy Regulatory Commission [Member] | MISO Transmission Rates [Member] | Cleco Power [Member]
Litigation [Abstract]
Customer Refundable Fees, Refund Payments	$ 1,200,000
Predecessor [Member]
Litigation [Abstract]
Provision for rate refund				$ 2,696,000				$ 2,696,000	$ 2,696,000
Predecessor [Member] | Gulf Coast Spinning start up costs [Member]
Litigation [Abstract]
Allegations by plaintiff, failure to perform					$ 6,500,000
Predecessor [Member] | Gulf Coast Spinning construction of cotton spinning facility [Member]
Litigation [Abstract]
Allegations by plaintiff, failure to perform					$ 60,000,000